Provision for Income Taxes - Schedule of Reconciles Statutory Rate to Effective Tax Rate (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Effective Income Tax Rate Reconciliation [Line Items]
Statutory income tax rate, percent	16.50%
Statutory income tax rate, amount (in Dollars)	$ (598,318)
Foreign tax effect:
Chinese Mainland statutory rate differential, percent	16.50%
Chinese Mainland statutory rate differential, amount (in Dollars)	$ (598,318)
Nontaxable or nondeductible items:
Change in valuation allowance, percent	(2.43%)
Change in valuation allowance, amount (in Dollars)	$ 87,978
Nontaxable income, percent	0.47%
Nontaxable income, amount (in Dollars)	$ (16,879)
Nondeductible expenses, percent	(14.44%)
Nondeductible expenses, amount (in Dollars)	$ 523,407
Effective tax rate, percent	2.45%
Effective tax rate, amount (in Dollars)	$ (88,966)	$ 294,179	$ 334,071
Hong Kong [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Statutory income tax rate, percent	16.50%	16.50%	16.50%
Foreign tax effect:
Chinese Mainland statutory rate differential, percent	16.50%	16.50%	16.50%
Nontaxable or nondeductible items:
Nontaxable income, percent		(0.10%)	(0.10%)
Nondeductible expenses, percent		0.99%	0.16%
– Temporary difference not recognized, percent		(0.90%)	0.12%
– Tax reduction, percent		(0.01%)	(0.02%)
– Income tax at concessionary rate, percent		(1.11%)	(0.99%)
Effective tax rate, percent	2.45%	15.37%	15.67%
Chinese Mainland [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Statutory income tax rate, percent	0.07%
Statutory income tax rate, amount (in Dollars)	$ (2,637)
Foreign tax effect:
Chinese Mainland statutory rate differential, percent	0.07%
Chinese Mainland statutory rate differential, amount (in Dollars)	$ (2,637)
Chinese Mainland preferential tax rate, percent	2.28%
Chinese Mainland preferential tax rate, amount (in Dollars)	$ (82,517)